Condensed Consolidated Balance Sheets - Entity Domain - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 7,183,528	$ 1,477,143	$ 354,254
Grants receivable	136,616	84,344
Prepaid expenses - clinical operations			0
Prepaid expenses	133,603	334,629	44,408
Other current assets	108,285	14,675
Total current assets	7,562,032	1,910,791	398,662
Property and equipment, net	82,407	57,053	24,487
Goodwill	6,826,003	6,826,003
Other long term assets	11,017	11,017	14,285
Total assets	14,481,459	8,804,864	437,434
Current liabilities:
Accounts payable	981,746	1,313,247	66,977
Accrued compensation	451,238	230,381	169,123
Accrued clinical operations and site costs	359,541	494,110	773,523
Related party liabilities			240,000
Accrued lease contingency fee	590,504	590,504
Other accrued expenses	$ 552,511	245,421	24,963
Warrant liability		92,463
Total current liabilities	$ 2,935,540	2,966,126	1,274,586
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		1,838,025	12,525,182
Redeemable convertible preferred stock, total		1,838,025
Stockholders' equity:
Common stock, $0.01 par value; 150,000,000 shares authorized as of June 30, 2015, 25,225,472 and 2,802,867 shares issued and outstanding as of June 30, 2015, and December 31, 2014, respectively	$ 252,255	28,029	2,305
Additional paid-in capital	62,630,665	24,492,450	607,913
Accumulated deficit	(51,339,315)	(24,550,308)	(13,972,552)
Total stockholders' equity	11,545,919	4,000,713	(13,362,334)
Total liabilities, redeemable convertible preferred stock and stockholders' equity	$ 14,481,459	8,804,864	437,434
Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value			12,525,182
Series A-1 Convertible Preferred Stock [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value			5,787,906
Stockholders' equity:
Convertible preferred stock		4,029,576
Series C Convertible Preferred Stock [Member]
Stockholders' equity:
Convertible preferred stock		$ 966
Series D Convertible Preferred Stock [Member]
Stockholders' equity:
Convertible preferred stock	$ 1,981
Series E Preferred Stock [Member]
Stockholders' equity:
Convertible preferred stock	$ 333
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value			$ 6,737,276